Taxes (Details) - Schedule of Taxes Payable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes Payable [Abstract]
Income tax payable (recoverable)	$ 33,628	$ (3,404)
Value added tax payable		93,924
Other taxes payable	62,548	40,207
Total taxes payable	$ 96,176	$ 130,727